UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:


/s/ Amy K. Minella            Greenwich, CT                 August 13, 2002
------------------            -------------                 ---------------
     [Signature]              [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ]     13F NOTICE.  (Check here if no  holdings  reported  are in
         this  report,   and  all  holdings  are  reported  by  other
         reporting managers(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         -

Form 13F Information Table Entry Total:  60
                                         --

Form 13F Information Table Value Total:  $356,417
                                          -------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]




                                                             FORM 13F
                                               Cardinal Capital Management, L.L.C.
                                                          June 30, 2002




COLUMN 1                 COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

Albemarle Corp           Common Stock       012653101    $6,596    214,500              Sole                 98,000        116,500
Apogee Enterprises, Inc  Common Stock       037598109    $5,883    409,700              Sole                178,800        230,900
Arizona Land Income      Common Stock       040515108      $351     86,650              Sole                 35,800         50,850
Belden, Inc.             Common Stock       077459105    $3,705    177,800              Sole                 78,100         99,700
Caremark Rx Inc.         Common Stock       141705103    $4,739    287,200              Sole                124,300        162,900
Chemed Corp              Common Stock       163596109    $8,985    238,400              Sole                102,150        136,250
Columbia Sportswear      Common Stock       198516106    $3,859    120,600              Sole                 53,900         66,700
Columbian Rope Co.       Common Stock       198684102    $1,041      6,940              Sole                  6,940          6,940
Constellation Brands     Common Stock       21036P108    $9,117    284,900              Sole                122,600        162,300
Crown City Plating Co    Common Stock       228237103      $222     35,500              Sole                 35,500         35,500
Crown Pacific Partners   Common Stock       228439105    $7,159  1,476,100              Sole                683,100        793,000
Dean Foods Co.           Common Stock       242370104    $2,473     66,300              Sole                 28,800         37,500
Del Monte Foods          Common Stock       24522P103   $13,820  1,171,200              Sole                505,800        665,400
Delta & Pine Land Co.    Common Stock       247357106    $7,250    360,700              Sole                164,300        196,400
El Paso Electric         Common Stock       283677854   $13,306    960,700              Sole                438,800        521,900
Electro Rent Corp.       Common Stock       285218103    $6,205    477,700              Sole                207,600        270,100
Electronics for Imaging  Common Stock       286082102    $3,200    201,100              Sole                 83,800        117,300
Emcor Group              Common Stock       29084Q100    $7,126    121,400              Sole                 53,000         68,400
FMC Technologies Inc.    Common Stock       30249U101    $2,881    138,754              Sole                 57,738         81,016
First City Liq Trust
  Cert                   Common Stock       33762E108    $7,583    543,597              Sole                226,492        317,105
Fuel Tech NV             Common Stock       359523107      $451     68,300              Sole                 32,700         35,600
Gabelli Asset Mgt.       Common Stock       36239Y102    $5,117    140,200              Sole                 61,300         78,900
Gemstar TV Guide Int'l   Common Stock       36866W106    $4,090    758,800              Sole                328,200        430,600
Great Lakes REIT         Common Stock       390752103    $4,229    222,800              Sole                 95,000        127,800
Handleman Co.            Common Stock       410252100    $5,300    365,500              Sole                153,900        211,600
Heidrich & Struggles     Common Stock       422819102    $3,952    197,900              Sole                 85,400        112,500
Hewitt Associates        Common Stock       42822Q100    $1,864     80,000              Sole                 35,000         45,000
Hollinger Int'l          Common Stock       435569108   $15,202  1,266,800              Sole                547,300        719,500
Ikon Office Solutions    Common Stock       451713101    $4,849    515,800              Sole                224,600        291,200
Imation Corp.            Common Stock       45245A107    $4,012    134,800              Sole                 59,000         75,800
Intergraph Corp.         Common Stock       458683109   $11,127    638,000              Sole                273,100        364,900
Jack in the Box          Common Stock       466367109   $13,547    426,020              Sole                183,620        242,400
Jefferies Group Inc.     Common Stock       472319102    $3,242     77,000              Sole                 33,300         43,700
KB Home                  Common Stock       48666K109    $6,552    127,200              Sole                 55,000         72,200
Koger Equity Inc.        Common Stock       500228101    $3,916    202,900              Sole                 86,600        116,300
Lancaster Colony Corp.   Common Stock       513847103   $12,260    343,800              Sole                148,200        195,600
Lincoln Electric         Common Stock       533900106    $4,829    179,500              Sole                 82,700         96,800
Offshore Logistics       Common Stock       676255102    $4,240    177,500              Sole                 76,600        100,900
Oxford Health Plans      Common Stock       691471106   $10,191    219,350              Sole                 94,850        124,500
Pittston Brink's Grp.    Common Stock       725701106    $7,500    312,500              Sole                133,500        179,000
Playtex                  Common Stock       72813P100   $10,372    800,900              Sole                342,300        458,600
Polymedica Corp.         Common Stock       731738100    $6,773    265,200              Sole                114,600        150,600
Pope & Talbot Inc.       Common Stock       732827100    $5,076    271,000              Sole                120,800        150,200
Pure Resources Inc.      Common Stock       74622E102    $6,007    288,800              Sole                131,700        157,100
RH Donnelley Corp.       Common Stock       74955W307   $13,652    488,100              Sole                210,400        277,700
Rainbow Media Group      Common Stock       12686C844    $2,956    337,800              Sole                146,300        191,500
Right Mgmt.              Common Stock       7.67E+08     $2,114     80,400              Sole                 35,300         45,100
SS & C Technologies      Common Stock       85227Q100      $838     59,700              Sole                 15,900         43,800
Senior Housing Proptys   Common Stock       81721M109    $3,960    252,200              Sole                106,600        145,600
Serologicals Corp.       Common Stock       817523103    $4,530    247,700              Sole                108,400        139,300
Silgan Holdings Inc.     Common Stock       827048109    $2,584     63,900              Sole                 26,400         37,500
Speedway Motorsports     Common Stock       847788106    $5,036    198,050              Sole                 85,450        112,600
Spherion Corp.           Common Stock       848420105    $4,065    341,600              Sole                143,800        197,800
Summit Properties Inc.   Common Stock       866239106    $4,042    173,100              Sole                 71,800        101,300
Sunoco, Inc.             Common Stock       86764P109    $6,624    185,900              Sole                 79,500        106,400
Triarc Co. Inc.          Common Stock       895927101   $11,415    413,600              Sole                178,300        235,300
Trizec Properties Inc.   Common Stock       89687P107    $7,380    437,700              Sole                181,500        256,200
Unisource Energy         Common Stock       909205106      $474     25,500              Sole                 25,500         25,500
United Defense Ind.      Common Stock       91018B104   $12,445    541,100              Sole                246,400        294,700
Wellsford Real Prpts.    Common Stock       950240200    $4,105     198300              Sole                 83,800        114,500
REPORT SUMMARY           60                 DATA RECORD$356,417



01269.0001 #342143